MINERAL PROPERTIES, PLANT AND EQUIPMENT - Disclosure of detailed information about mineral properties, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	$ 3,024
Balance, end of year	46,841	$ 3,024
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	5,515	5,265
Acquisition	40,584	264
Additions	3,931	812
Revisions to reclamation obligation	1,993
Disposals	(615)	(845)
Foreign exchange translation difference	(48)	19
Balance, end of year	51,360	5,515
Accumulated depreciation, depletion, amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(2,491)	(2,225)
Additions	2,452	1,029
Disposals	(417)	(766)
Foreign exchange translation difference	(7)	3
Balance, end of year	(4,519)	(2,491)
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	3,024
Balance, end of year	43,200	3,024
Plant and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	5,515	5,265
Acquisition	40,584	264
Additions	2,283	812
Revisions to reclamation obligation	0
Disposals	(615)	(845)
Foreign exchange translation difference	(48)	19
Balance, end of year	47,719	5,515
Plant and equipment [Member] | Accumulated depreciation, depletion, amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(2,491)	(2,225)
Additions	2,452	1,029
Disposals	(417)	(766)
Foreign exchange translation difference	(7)	3
Balance, end of year	(4,519)	(2,491)
Mining property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	0
Balance, end of year	3,641	0
Mining property [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	0	0
Acquisition	0	0
Additions	1,648	0
Revisions to reclamation obligation	1,993
Disposals	0	0
Foreign exchange translation difference	0	0
Balance, end of year	3,641	0
Mining property [Member] | Accumulated depreciation, depletion, amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	0	0
Additions	0	0
Disposals	0	0
Foreign exchange translation difference	0	0
Balance, end of year	$ 0	$ 0